Debt	12 Months Ended
Dec. 31, 2012
Debt

4.  DEBT

Debt at December 31 consisted of:

	2012		2011
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
6.375% Senior Notes due 2012 (issued: $350.0, December 2001)	$0	$0	$350.0	$350.5
7% Notes due 2013 (issued: $150.0, October 1993)	149.9	157.1	149.7	162.4
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	497.3	549.1	497.0	525.3
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	295.2	385.0	295.0	364.4
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	394.5	513.5	394.4	492.4
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
(issued: $1,000.0, June 2007; outstanding: $731.2 and $762.1)	726.2	789.7	756.0	769.7

Total	$2,063.1	$2,394.4	$2,442.1	$2,664.7

All of the outstanding debt was issued by The Progressive Corporation. Debt includes amounts we have borrowed and contributed to the capital of our insurance subsidiaries or used, or have available for use, for other business purposes. Fair values are obtained from external sources. There are no restrictive financial covenants or credit rating triggers on our debt.

Interest on all debt is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “6.70% Debentures”) will only bear interest at this fixed annual rate through, but excluding, June 15, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month LIBOR plus 2.0175%, and the interest will be payable quarterly.

In September 2011, we entered into an agreement with The Bank of New York Mellon Trust Company, N.A., as trustee, modifying the terms of the 6.70% Debentures. Pursuant to that agreement, among other changes, we surrendered our right to temporarily defer the payment of interest on the 6.70% Debentures and terminated a related obligation to reserve 250 million of our unissued common shares as a source of potential funding to pay any such deferred interest. The changes were effective immediately upon execution of the agreement. Prior to September 2011, and subject to certain conditions, we had the right to defer the payment of interest on our 6.70% Debentures for one or more periods not exceeding ten consecutive years each.

Except for the 6.70% Debentures, all principal is due at the maturity stated in the table above. The 6.70% Debentures will become due on June 15, 2037, the scheduled maturity date, but only to the extent that we have received sufficient net proceeds from the sale of certain qualifying capital securities. We must use our commercially reasonable efforts, subject to certain market disruption events, to sell enough qualifying capital securities to permit repayment of the 6.70% Debentures in full on the scheduled maturity date or, if sufficient proceeds are not realized from the sale of such qualifying capital securities by such date, on each interest payment date thereafter. Any remaining outstanding principal will be due on June 15, 2067, the final maturity date.

In January 2012, we retired the entire $350 million of our 6.375% Senior Notes at maturity. The 7% Notes are noncallable. The 3.75% Senior Notes, the 6 5/8% Senior Notes, and the 6.25% Senior Notes (collectively, “Senior Notes”) may be redeemed in whole or in part at any time, at our option, subject to a “make-whole” provision. The 6.70% Debentures may be redeemed, in whole or in part, at any time: (a) prior to June 15, 2017, at a redemption price equal to the greater of (i) 100% of the principal amount of the 6.70% Debentures being redeemed, or (ii) a “make-whole” amount, in each case plus any accrued and unpaid interest; or (b) on or after June 15, 2017, at a redemption price equal to 100% of the principal amount of the 6.70% Debentures being redeemed, plus any accrued and unpaid interest.

During 2012 and 2011, we repurchased, in the open market, $30.9 million and $15.0 million, respectively, in aggregate principal amount of our 6.70% Debentures. Since the amount paid exceeded the carrying value of the debt we repurchased, we recognized losses on these extinguishments of $1.8 million and $0.1 million for 2012 and 2011, respectively.

Prior to issuance of the Senior Notes and 6.70% Debentures, we entered into forecasted debt issuance hedges against possible rises in interest rates. Upon issuance of the applicable debt securities, the hedges were closed and we recognized unrealized gains (losses) as part of accumulated other comprehensive income. The original unrealized gain (loss) at the time of each debt issuance and the unamortized balance at December 31, 2012, on a pretax basis, of these hedges, were as follows:

(millions)	Unrealized Gain (Loss) at Debt Issuance	Unamortized Balance at December 31, 2012
6.375% Senior Notes	$18.4	$0
3.75% Senior Notes	(5.1)	(4.5)
6 5/8% Senior Notes	(4.2)	(3.4)
6.25% Senior Notes	5.1	4.3
6.70% Debentures	34.4	13.0

The gains (losses) on these hedges are deferred and are being amortized as adjustments to interest expense over the life of the related Senior Notes, and over the 10-year fixed interest rate term for the 6.70% Debentures. In addition to this amortization, during 2012 and 2011, we reclassified $0.6 million and $0.3 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods.

During 2012 and 2011, we had the ability to borrow up to $125 million under 364-Day Secured Liquidity Credit Facility Agreements (“Credit Facility Agreement”) with PNC Bank, National Association. The Credit Facility Agreement expired on December 31, 2012. The purpose of the credit facility was to provide liquidity in the event of disruptions in our cash management operations, such as disruptions in the financial markets or related facilities that could have affected our ability to transfer or receive funds. We paid facility fees of $0 and $25,000 in 2012 and 2011, respectively, as consideration for this revolving agreement. We had no borrowings under this arrangement in 2012 or 2011.

Aggregate principal payments on debt outstanding at December 31, 2012, is as follows:

(millions) Year	Payments
2013	$150.0
2014	0
2015	0
2016	0
2017	0
Thereafter	1,931.2

Total	$2,081.2

Our next scheduled debt maturity is $150 million of our 7% Notes due October 2013.